CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CASH FLOW FROM OPERATING ACTIVITIES
Net income	$ 92,442,847	$ 134,022,693	$ 67,194,438
Adjustments to reconcile net income to net cash provided by operating activities:
Loss from disposal of property and equipment		470,411	42,153
Inventory write-downs	889,131	3,652,506	1,918,214
Depreciation and amortization	27,946,433	20,022,974	10,466,170
Share-based compensation	25,460,858	16,393,014	10,285,561
Equity in loss of affiliates	600,386	1,184,716	114,560
Deferred income taxes	512,458	(1,415,238)	(500,015)
Impairment loss of long-lived assets			4,486,474
Gain arising from revaluation of previously held equity investment in MobilePeak		(1,460,353)
Changes in operating assets and liabilities, net of acquisitions
Accounts receivable	(39,592,167)	(2,323,160)	2,538,913
Inventories	(36,266,959)	(17,858,105)	(53,373,429)
Deferred costs	48,802,171	(2,576,060)	(55,313,169)
Prepayment, other receivables and other current assets	(12,383,081)	1,252,187	(13,493,771)
Accounts payable	57,108,765	(31,947,640)	73,285,809
Advances from customers	(71,608,879)	(15,487,559)	88,046,631
Project cancellation penalty related to Spreadtrum USA acquisition - decrease in accrued expenses			(1,000,000)
Accrued expenses and other liabilities	(9,572,278)	12,499,578	21,531,228
Income tax payable	(5,920,390)	5,924,109	9,954,647
Net cash provided by operating activities	78,419,295	122,354,073	166,184,414
CASH FLOW FROM INVESTING ACTIVITIES
Acquisition of property and equipment	(17,905,203)	(17,343,168)	(5,748,133)
Payment for use right of certain equipment	(2,000,000)	(3,000,000)
Acquisition of intangible assets	(22,501,266)	(24,495,135)	(9,865,291)
Acquisition net of cash acquired	(4,930,109)	(47,856,256)
Increase in restricted cash	(11,649,135)	(48,415,362)	(7,991,240)
Acquisition of equity investments	(39,861,440)	(3,147,113)	(9,328,540)
Net decrease (increase) in term deposit	39,677,026	109,180,482	(104,201,311)
Loan to third parties	(1,113,674)
Proceeds from disposal of equity investment			747,295
Refund of deposit for land use rights (recorded under other long-term assets).			6,802,876
Net cash used in investing activities	(60,283,801)	(35,076,552)	(129,584,344)
CASH FLOW FROM FINANCING ACTIVITIES
Borrowings from debt	70,075,943	64,013,834
Repayment of debt	(97,728,901)
Proceeds from issuance of shares upon exercise of stock options	1,891,332	2,545,871	4,576,031
Cash paid for acquisition of non-controlling interests after control is obtained	(673,568)
Dividend distribution	(23,424,064)	(4,750,400)
Share repurchase	(31,005,333)	(40,106,332)
Net cash provided (used) by financing activities	(80,864,591)	21,702,973	4,576,031
Effect of exchange rate changes	1,670,284	3,048,854	2,200,173
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(61,058,813)	112,029,348	43,376,275
CASH AND CASH EQUIVALENTS - Beginning of year	193,214,987	81,185,639	37,809,364
CASH AND CASH EQUIVALENTS - End of year	132,156,174	193,214,987	81,185,639
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Cash paid for interests of loans, net of subsidy received	3,103,991	3,255,514	841,674
Cash paid for income taxes	15,025,293	9,210,736
NON-CASH INVESTING AND FINANCING ACTIVITIES
Accounts payable for acquisition of property and equipment	1,209,946	384,350	149,822
Accounts payable for acquisition of intangible assets	9,561,863	1,306,950	15,473,458
Other long-term obligations for acquisition of intangible assets	5,222,772	5,532,153	5,482,804
Dividends declared but unpaid		4,725,846
ACQUISITIONS SUPPLEMENTARY INFORMATION
Purchase consideration settled in cash	5,016,148	132,150,813
Less: cash acquired	(86,039)	(84,294,557)
Investing cash outflow from acquisition	4,930,109	47,856,256
MobilePeak [Member]
CASH FLOW FROM INVESTING ACTIVITIES
Acquisition net of cash acquired		(42,708,645)
CASH FLOW FROM FINANCING ACTIVITIES
Cash paid for acquisition of non-controlling interests after control is obtained	(81,338)
NON-CASH INVESTING AND FINANCING ACTIVITIES
Accounts payable for acquisition	1,285,414
ACQUISITIONS SUPPLEMENTARY INFORMATION
Investing cash outflow from acquisition		42,708,645
Telegent [Member]
CASH FLOW FROM INVESTING ACTIVITIES
Acquisition net of cash acquired	(1,428,612)	(5,147,611)
NON-CASH INVESTING AND FINANCING ACTIVITIES
Accounts payable for acquisition	2,029,165	3,457,777
ACQUISITIONS SUPPLEMENTARY INFORMATION
Investing cash outflow from acquisition	1,428,612	5,147,611
Chengdu Chuanyue [Member]
CASH FLOW FROM INVESTING ACTIVITIES
Acquisition net of cash acquired	(3,501,497)
CASH FLOW FROM FINANCING ACTIVITIES
Cash paid for acquisition of non-controlling interests after control is obtained	(592,230)
ACQUISITIONS SUPPLEMENTARY INFORMATION
Investing cash outflow from acquisition	$ 3,501,497